Share Capital (Schedule of Number and Weighted Average Exercise Prices of Option) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.15	$ 0.16	$ 0.33
Exercise	0.03	0	0
Forfeited	0.11	0.19	0.39
Granted	0.06	0.03	0.07
Outstanding at the end	$ 0.14	$ 0.15	$ 0.16	$ 0.33
Number of options
Outstanding at the beginning	32,050,300	29,873,100	35,191,540
Exercise	(449,920)	0	0
Forfeited	(4,869,540)	(667,820)	(20,373,620)
Granted	4,761,880	2,845,020	15,055,180
Outstanding at the end	31,492,720	32,050,300	29,873,100	35,191,540
Weighted Average Remaining Contractual Life in Years
Outstanding	6 years 8 months 15 days	7 years 4 months 2 days	5 years 11 months 26 days	7 years 5 months 1 day
Granted	9 years 3 months 18 days	8 years 6 months 21 days	5 years 10 months 9 days